RELATED PARTIES - Assets/Liabilities (Details) - USD ($) $ in Millions	Oct. 04, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Preferred shares held by Brookfield Corporation		$ (2,809)	$ (2,708)
BSREP IV
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in associate	8.00%
Related party
Disclosure of transactions between related parties [line items]
Net (payables)/receivables within equity accounted investments		(11)	(112)
Loans and notes receivable		649	986
Debt obligations, payables and other liabilities		(2,846)	(1,253)
Corporate borrowings		(1,076)	(1,076)
Property-specific obligations		(541)	(1,473)
Preferred shares held by Brookfield Corporation		(2,809)	(2,708)
Brookfield Corporation interest in CanHoldco		(1,277)	(1,415)
Preferred shares held by BWS		0	(1,600)
Other affiliates
Disclosure of transactions between related parties [line items]
Loans and notes receivable		146	112
Debt obligations, payables and other liabilities		$ (464)	$ (901)